Significant accounting policies, and significant accounting estimates and assessments - Measurement of lease liabilities (Details) - DKK (kr) kr in Thousands	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017
Measurement of lease liabilities
Lease liabilities recognized at January 1, 2019	kr 10,048	kr 85,760
Of which are:
- Current lease liabilities	7,118	7,692	kr 0	kr 0
- Non-current lease liabilities	2,930	78,068	kr 0	kr 0
Lease liability recognized at January 1, 2019	kr 10,048	kr 85,760
Weighted average lessee's incremental borrowing rate applied to lease liabilities	2.10%
IFRS 16
Measurement of lease liabilities
Operating lease obligations disclosed at 31 December 2018	kr 67,507
Discounted using the lessee's incremental borrowing rate of at the date of initial application	(11,723)
Initial recognition of lease liabilities during 2019	(32,198)
Adjustments as a result of recognition of non-lease components	1,241
Adjustments as a result of a different treatment of extension and termination options	4,529
Adjustments as a result of lease liabilities to be recognized in subsequent years	(19,308)
Lease liabilities recognized at January 1, 2019	10,048
Of which are:
- Current lease liabilities	7,118
- Non-current lease liabilities	2,930
Lease liability recognized at January 1, 2019	kr 10,048

[1]	See note 1 to the consolidated financial statements.